Annual Fund Operating Expenses	Dec. 31, 2022
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.41%	[1]
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.74%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.41%	[1]
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.49%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.41%	[1]
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.49%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.56%	[2]
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.89%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.56%	[2]
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.65%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.56%	[2]
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.64%
Prospectus #2 | Eaton Vance Stock Fund | Class A
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.60%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement(2)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.98%
Prospectus #2 | Eaton Vance Stock Fund | Class C
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.60%
Distribution and Service (12b-1) Fees	1.00%
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.86%
Expense Reimbursement(2)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.73%
Prospectus #2 | Eaton Vance Stock Fund | Class I
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.60%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement(2)	(0.13%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73%
Prospectus #3 | Parametric Commodity Strategy Fund | Class A
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.54%
Distribution and Service (12b-1) Fees	0.25%
 Other Expenses of the Fund	0.10%
 Other Expenses of the Subsidiary	0.01%
Total Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.90%
Prospectus #3 | Parametric Commodity Strategy Fund | Class I
Operating Expenses:
Management Fees of the Fund and Subsidiary	0.54%
Distribution and Service (12b-1) Fees	none
 Other Expenses of the Fund	0.10%
 Other Expenses of the Subsidiary	0.01%
Total Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.65%

[1]	Management Fees have been restated to reflect the investment advisory agreements of the Fund and Portfolio effective January 13, 2023, as if such agreements were in effect for the Fund’s fiscal year ended December 31, 2022.
[2]	Management Fees have been restated to reflect the investment advisory agreements of the Fund and Portfolio effective January 13, 2023, as if such agreements were in effect for the Fund’s fiscal year ended December 31, 2022.
[3]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.98% for Class A shares, 1.73% for Class C shares and 0.73% for Class I shares. This expense reimbursement will continue through April 30, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.